Revenues (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capitalized Contract Cost [Line Items]
Total revenues	$ 2,517,413	$ 3,186,850	$ 2,806,631	$ 2,439,767	$ 2,332,301	$ 2,796,187	$ 2,337,605	$ 2,027,756	$ 10,950,661	$ 9,493,849	$ 8,777,845
Contract liabilities	1,700,000				1,900,000				1,700,000	1,900,000	1,400,000
Contract assets	55,500				57,800				55,500	57,800	60,100
Commissions, transportation and other
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 163,200				$ 153,500				$ 163,200	153,500
Minimum
Capitalized Contract Cost [Line Items]
Duration of cruises									2 days
Maximum
Capitalized Contract Cost [Line Items]
Duration of cruises									25 days
Port Costs
Capitalized Contract Cost [Line Items]
Total revenues									$ 666,800	$ 611,400	$ 569,500